RISK MANAGEMENT - Concentrations of credit risk - Concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	236,970,165	235,373,468
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	176,168,055	179,115,847
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	186,203,770	188,313,361	$ 231,573,437	$ 206,447,165
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	162,767,987	161,501,401
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	14,364,809	18,462,789
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets	116,474	219,877
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Guatemala
Disclosure of financial assets [line items]
Financial assets	218,838	225,105
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets	5,907,129	5,063,374
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Honduras
Disclosure of financial assets [line items]
Financial assets	298,941	77,035
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | El Salvador
Disclosure of financial assets [line items]
Financial assets	6,704	56,066
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Nicaragua
Disclosure of financial assets [line items]
Financial assets	605
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	2,522,283	2,707,714
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	102,145,802	105,248,652
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,440,424	110,742,842
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	101,753,217	99,282,353
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	107,047,817	104,775,099	122,027,804	110,986,938
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	90,146,557	86,114,887
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	7,881,116	10,318,304
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets	115,868	212,701
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Guatemala
Disclosure of financial assets [line items]
Financial assets	218,838	225,105
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets	5,857,040	5,063,368
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Honduras
Disclosure of financial assets [line items]
Financial assets	298,941	77,035
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | El Salvador
Disclosure of financial assets [line items]
Financial assets	6,704	56,066
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Nicaragua
Disclosure of financial assets [line items]
Financial assets	605
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	2,522,148	2,707,633
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	392,585	5,966,299
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	392,607	5,967,743	3,218,433	4,693,678
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	320,400	5,786,796
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	21,512	177,090
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets	606	3,857
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets	50,089
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	55,692,165	56,107,532
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	59,999,611	59,419,444	76,889,145	65,835,457
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	56,659,813	55,387,762
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	3,339,663	4,030,766
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets		829
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | United States
Disclosure of financial assets [line items]
Financial assets		6
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other countries
Disclosure of financial assets [line items]
Financial assets	135	81
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	18,106,219	17,530,914
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	18,486,206	17,883,355	29,120,316	24,558,771
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	15,363,688	13,944,236
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Panama
Disclosure of financial assets [line items]
Financial assets	3,122,518	3,936,629
Mortgage [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Costa Rica
Disclosure of financial assets [line items]
Financial assets		2,490
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	223,869	228,749
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	277,529	267,720	$ 317,739	$ 372,321
Microcredit [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Colombia
Disclosure of financial assets [line items]
Financial assets	$ 277,529	$ 267,720